Derivative Financial Instruments - Fair Value of Currency Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, assets	$ 0	$ 23,555
Derivative financial instruments, liabilities	0	(27,854)
Total derivatives	0	(4,299)
November 2016 Currency Swap
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, liabilities	0	(27,854)
August 2016 Currency Swap
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments, assets	$ 0	$ 23,555